STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
NET LOSS	$ (261,565)	$ (772,764)	$ (838,999)	$ (597,725)
Adjustments to Reconcile Net Loss to Net Cash Used for by Operating Activities:
Depreciation and Amortization	32,377	40,891	54,282	63,380
Share-Based Compensation				20,000
Share-Based Services		242,900	242,900	48,000
Share-Based Financing Costs		595,160	595,160
Allowance for Doubtful Accounts	(35,787)	(6,000)	(50,620)	6,000
Amortization of Debt Discount	62,323	85,184	120,230	1,815
Change in Fair Value of Derivative	(123,934)	(57,431)	(60,206)	(1,032)
Gain on Sale of Subsidiary		(225,000)	(225,000)
Loss on Disposal of Equipment		18,945	18,945
Sales returns and allowances reserve		(34,808)	(34,808)	(97,545)
Changes in Assets and Liabilities
(Increase) Decrease in Accounts Receivable	164,023	(94,344)	(81,897)	365,499
(Increase) Decrease in Inventory	65,828	(169,406)	(245,909)	(51,282)
(Increase) Decrease in Prepaid Expenses	4,364	(5,677)	(6,416)	36,201
(Decrease) in Accounts Payable and Accrued Expenses	(126,595)	(1,981)	147,535	140,551
Total Adjustments	42,599	388,433	474,196	531,587
Net Cash Used for Operating Activities	(218,966)	(384,331)	(364,803)	(66,138)
Investing Activities:
Capital Expenditures	(25,913)	(21,016)	(28,910)	(62,704)
Proceeds from Sale of Subsidiary	37,500	50,000	50,000
Payments for Disposal		(2,145)	(2,145)
Net Cash Provided by Investing Activities	11,587	26,839	18,945	(62,704)
Financing Activities:
Increase (Decrease) in Cash Overdraft	5,051	12,121	(13,717)	6,372
Advances under Bank Lines of Credit - Net	(8,961)	(17,439)	(21,098)	11,514
Proceeds from Notes Payable				100,000
Proceeds from Convertible Debt	202,500	160,000	160,000	25,000
Repayments of Notes Payable	(31,291)	(26,649)	(36,647)	(59,452)
Advances from Stockholder - Net	50,474	217,767	256,018	68,810
Repayments of Capital Leases	(14,656)	(18,308)	(24,436)	(23,402)
Proceeds from Sale of Stock		30,000	30,000
Net Cash Provided by Financing Activities	203,117	357,492	350,120	128,842
Net Change in Cash	(4,262)		4,262
Cash - Beginning of Periods	4,262
Cash - End of Periods			4,262
Cash paid during the years for:
Interest	28,000	53,000	67,000	78,000
Income Taxes
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Debt Discount from Fair Value of Imbedded Derivative	146,721	118,336	118,336
Issuance of Common Stock for Convertible Debt and Accrued Interest	131,485	43,250	65,750
Issuance of Common Stock for Accrued Payroll - Related Party	23,558	66,666	70,833
Issuance of Convertible Note for Settlement Agreement	25,000
Issuance of Common Stock for Vendor Payables and Accrued Expenses	34,681	247,000	247,000	50,000
Issuance of Common Stock for Deferred Offering Costs		535,160	535,160
Issuance of Common Stock for Bank Line of Credit		699,999	699,999
Issuance of Common Stock for Stockholder Advances		401,759	401,759
Notes Payable Settled with Inventory		21,500	21,500
Issuance of Common Stock for Share Liability		$ 180,000	$ 180,000